SIGNIFICANT ACCOUNTING POLICIES - Concentrations of Credit Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) wholesaler	Dec. 31, 2020 USD ($)
Concentrations of Credit Risk
Maximum term of original maturity to classify instruments as cash and cash equivalents (less than)	3 months
Percentage of net trade receivables accounted for by largest wholesale customers	44.00%
Argentina, Brazil, Egypt, Greece, Serbia, South Africa, Turkey, Ukraine, Venezuela and Vietnam
Concentrations of Credit Risk
Net trade receivable	$ 78	$ 166
Past due period for receivables to be negligible (less than)	90 days
Period net trade receivable balance outstanding (more than)	90 days
Portion of net trade receivables that is past due	$ 2
Trade receivables | Three largest U.S. wholesaler customers | Credit concentration
Concentrations of Credit Risk
Number of largest wholesale customers | wholesaler	3